Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income	$ 111,603	$ 491,401	$ 978,815
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation of property and equipment	146,161	118,333	97,626
Amortization on land use right	7,132	7,158	7,418
Gain on disposal of property and equipment			(8,890)
Property and equipment written off	708	1,352	1,489
Allowance for credit losses	242,818	119,662	5,144
Deferred tax	(58,540)	(16,702)	(1,499)
Non-cash lease costs	46,947	14,034	9,708
Changes in operating assets and liabilities:
Accounts receivable	170,975	(743,070)	(283,543)
Other receivables, deposits and prepayments	(132,539)	(28,858)	6,186
Accounts payable	(274,908)	(8,654)	(137,996)
Accrued expenses and other payables	265,822	15,092	(71,987)
Deferred revenue	687,414	126,718	(294,043)
Operating lease liabilities	(46,532)	(14,365)	(9,898)
Inventories	(401,440)	531,557	(521,299)
Related parties	74,312	238,607	(132,965)
Taxes payable	(86,475)	(196,469)	189,103
Net cash provided by (used in) operating activities	753,458	655,796	(166,631)
Cash flows from investing activities
Purchase of property and equipment	(51,519)	(73,087)	(125,813)
Proceeds from disposal of property and equipment			8,890
Net cash used in investing activities	(51,519)	(73,087)	(116,923)
Cash flows from financing activities
Payment of offering costs	(356,423)	(338,967)
Repayment of borrowings	(57,002)	(55,315)	(56,795)
Repayment of finance lease liabilities	(52,218)	(48,512)	(49,404)
Cash used in financing activities	(465,643)	(442,794)	(106,199)
Effects of foreign exchange rate on cash and cash equivalents and restricted cash	51,033	(57,398)	(65,108)
Net increase (decrease) in cash and cash equivalents and restricted cash	287,329	82,517	(454,861)
Cash and cash equivalents and restricted cash at beginning of year	903,300	820,783	1,275,644
Cash and cash equivalents and restricted cash at end of year	1,190,629	903,300	820,783
Total cash and cash equivalents and restricted cash shown in the statements of cash flows
Cash and cash equivalents	1,056,732	777,125	689,787
Restricted cash	133,897	126,175	130,996
Cash and cash equivalents and restricted cash at end of year	1,190,629	903,300	820,783
Supplemental disclosures of cash flow information:
Interest paid	20,958	22,309	22,261
Income taxes paid	$ 149,792	$ 411,617	$ 118,939